Condensed Consolidating Financial Statements (Statement of Cash Flows) (Details) - USD ($) $ in Millions	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net (loss) income	$ 381	$ (821)	$ 217	$ 316	$ 275	$ 188	$ 245	$ 277	$ 755	$ 711	$ 590	$ (13)	$ 1,466	$ 492
Less: income (loss) from discontinued operations		163	2	6	7	6	(13)	11	587	0	12	178	592	(209)
Net (loss) income from continuing operations	381	(984)	215	310	268	182	$ 258	$ 266	168	711	578	(191)	874	701
Adjustments to reconcile (loss) income from continuing operations to cash provided by operating activities from continuing operations:
Depreciation										43	42	86	86	93
Amortization of intangibles										23	24	48	51	48
Provision for losses on accounts receivable										4	0	11	22	32
Deferred income taxes										166	2	(245)	43	53
Stock-based compensation										37	47	100	96	90
Accrued legal and regulatory settlements												1,587	0	0
Other										22	8	80	96	3
Changes in operating assets and liabilities, net of effect of acquisitions and dispositions:
Accounts receivable										(136)	(11)	(9)	(35)	(250)
Prepaid and other current assets										(24)	(11)	(7)	(29)	3
Accounts payable and accrued expenses										(257)	(248)	(130)	(94)	73
Unearned revenue										71	15	78	109	23
Accrued legal and regulatory settlements										1,609	0
Other current liabilities										(36)	(69)	(51)	(89)	(68)
Net change in prepaid / accrued income taxes										119	111	(93)	(238)	119
Net change in other assets and liabilities										(31)	(42)	(55)	(110)	(190)
Cash provided by operating activities from continuing operations										(897)	446	1,209	782	730
Investing Activities:
Capital expenditures										(42)	(37)	(92)	(117)	(96)
Acquisitions, net of cash acquired										(2)	(16)	(71)	(47)	(177)
Proceeds from dispositions										14	0	83	51	0
Changes in short-term investments										(7)	1	15	(17)	27
Cash used for investing activities from continuing operations										(37)	(52)	(65)	(130)	(246)
Financing Activities:
Proceeds from issuance of senior notes, net										690	0
(Payments on) / additions to short-term debt												0	(457)	457
Payments on senior notes												0	0	(400)
Dividends paid to shareholders										(185)	(164)	(326)	(308)	(984)
Dividends and other payments paid to noncontrolling interests										(49)	(30)	(84)	(75)	(24)
Repurchase of treasury shares										(274)	(362)	(362)	(978)	(295)
Exercise of stock options										73	133	193	258	299
Contingent payments										0	(11)	(11)	(12)	0
Purchase of additional CRISIL shares												0	(214)	0
Excess tax benefits from share-based payments										38	82	128	43	42
Intercompany financing activities										0	0	0	0	0
Cash used for financing activities from continuing operations										293	(352)	(462)	(1,743)	(905)
Effect of exchange rate changes on cash from continuing operations										(7)	19	(65)	(1)	5
Cash provided by (used for) continuing operations										(648)	61	617	(1,092)	(416)
Cash provided by (used for) operating activities										(129)	14	18	(231)	537
Cash provided by (used for) investing activities										0	0	320	2,129	(199)
Cash used for financing activities										0	0	0	(25)	(12)
Effect of exchange rate changes on cash												0	1	3
Effect of change in cash and equivalents												0	0	12
Cash provided by discontinued operations										(129)	14	338	1,874	341
Net change in cash and equivalents										(777)	75	955	782	(75)
Cash and equivalents at beginning of year			1,617		1,542				760	2,497	1,542	1,542	760	835
Cash and equivalents at end of year	1,720	2,497		1,617		1,542				1,720	1,617	2,497	1,542	760
Eliminations
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net (loss) income	(406)			(299)						(837)	(624)	195	(2,134)	(2,833)
Less: income (loss) from discontinued operations											0	0	0	(29)
Net (loss) income from continuing operations				(299)							(624)	195	(2,134)	(2,804)
Adjustments to reconcile (loss) income from continuing operations to cash provided by operating activities from continuing operations:
Depreciation										0	0	0	0	0
Amortization of intangibles										0	0	0	0	0
Provision for losses on accounts receivable										0	0	0	0	0
Deferred income taxes										0	0	0	0	0
Stock-based compensation										0	0	0	0	0
Accrued legal and regulatory settlements												0	0	0
Other										0	0	0	0	0
Changes in operating assets and liabilities, net of effect of acquisitions and dispositions:
Accounts receivable										0	0	0	0	0
Prepaid and other current assets										0	0	0	0	0
Accounts payable and accrued expenses										0	0	0	0	0
Unearned revenue										0	0	0	0	0
Accrued legal and regulatory settlements										0
Other current liabilities										0	0	0	0	0
Net change in prepaid / accrued income taxes										0	0	0	0	0
Net change in other assets and liabilities										0	0	0	0	0
Cash provided by operating activities from continuing operations										(837)	(624)	195	(2,134)	(2,804)
Investing Activities:
Capital expenditures										0	0	0	0	0
Acquisitions, net of cash acquired										0	0	0	0	0
Proceeds from dispositions										0		0	0
Changes in short-term investments										0	0	0	0	0
Cash used for investing activities from continuing operations										0	0	0	0	0
Financing Activities:
Proceeds from issuance of senior notes, net										0
(Payments on) / additions to short-term debt													0	0
Payments on senior notes														0
Dividends paid to shareholders										0	0	0	0	0
Dividends and other payments paid to noncontrolling interests										0	0	0	0	0
Repurchase of treasury shares										0	0	0	0	0
Exercise of stock options										0	0	0	0	0
Contingent payments											0	0	0
Purchase of additional CRISIL shares													0
Excess tax benefits from share-based payments										0	0	0	0	0
Intercompany financing activities										837	624	(195)	2,134	2,833
Cash used for financing activities from continuing operations										837	624	(195)	2,134	2,833
Effect of exchange rate changes on cash from continuing operations										0	0	0	0	0
Cash provided by (used for) continuing operations										0	0	0	0	29
Cash provided by (used for) operating activities										0	0	0	0	(29)
Cash provided by (used for) investing activities												0	0	0
Cash used for financing activities													0	0
Effect of exchange rate changes on cash													0	0
Effect of change in cash and equivalents														0
Cash provided by discontinued operations										0	0	0	0	(29)
Net change in cash and equivalents										0	0	0	0	0
Cash and equivalents at beginning of year			0		0				0	0	0	0	0	0
Cash and equivalents at end of year	0	0		0		0				0	0	0	0	0
McGraw Hill Financial, Inc.
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net (loss) income	364			281						696	531	(326)	2,508	2,466
Less: income (loss) from discontinued operations											12	178	726	(147)
Net (loss) income from continuing operations				275							519	(504)	1,782	2,613
Adjustments to reconcile (loss) income from continuing operations to cash provided by operating activities from continuing operations:
Depreciation										19	20	41	40	45
Amortization of intangibles										2	2	4	5	6
Provision for losses on accounts receivable										0	(1)	0	1	1
Deferred income taxes										(138)	0	42	39	100
Stock-based compensation										11	16	31	35	21
Accrued legal and regulatory settlements												0	0	0
Other										6	(3)	21	68	(16)
Changes in operating assets and liabilities, net of effect of acquisitions and dispositions:
Accounts receivable										1	1	(11)	(2)	64
Prepaid and other current assets										32	(11)	(42)	(14)	0
Accounts payable and accrued expenses										(99)	(125)	(83)	(120)	53
Unearned revenue										11	(12)	8	17	11
Accrued legal and regulatory settlements										0
Other current liabilities										(31)	(34)	(55)	(43)	(29)
Net change in prepaid / accrued income taxes										108	111	13	(265)	135
Net change in other assets and liabilities										62	(10)	(117)	(190)	(144)
Cash provided by operating activities from continuing operations										680	473	(652)	1,353	2,860
Investing Activities:
Capital expenditures										(18)	(9)	(26)	(61)	(50)
Acquisitions, net of cash acquired										0	0	0	0	0
Proceeds from dispositions										0		63	35
Changes in short-term investments										0	0	0	0	0
Cash used for investing activities from continuing operations										(18)	(9)	37	(26)	(50)
Financing Activities:
Proceeds from issuance of senior notes, net										690
(Payments on) / additions to short-term debt													(457)	457
Payments on senior notes														(400)
Dividends paid to shareholders										(185)	(164)	(326)	(308)	(984)
Dividends and other payments paid to noncontrolling interests										0	0	0	0	0
Repurchase of treasury shares										(274)	(362)	(362)	(978)	(295)
Exercise of stock options										71	130	184	254	299
Contingent payments											0	0	0
Purchase of additional CRISIL shares													0
Excess tax benefits from share-based payments										38	82	128	43	42
Intercompany financing activities										(1,870)	(200)	1,367	(43)	(3,402)
Cash used for financing activities from continuing operations										(1,530)	(514)	991	(1,489)	(4,283)
Effect of exchange rate changes on cash from continuing operations										(3)	0	3	8	2
Cash provided by (used for) continuing operations										(871)	(50)	379	(154)	(1,471)
Cash provided by (used for) operating activities										0	14	18	720	1,301
Cash provided by (used for) investing activities												320	0	0
Cash used for financing activities													0	0
Effect of exchange rate changes on cash													0	0
Effect of change in cash and equivalents														0
Cash provided by discontinued operations										0	14	338	720	1,301
Net change in cash and equivalents										(871)	(36)	717	566	(170)
Cash and equivalents at beginning of year			649		685				119	1,402	685	685	119	289
Cash and equivalents at end of year	531	1,402		649		685				531	649	1,402	685	119
Standard & Poor's Financial Services, LLC
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net (loss) income	223			207						487	404	(519)	669	614
Less: income (loss) from discontinued operations											0	0	0	0
Net (loss) income from continuing operations				207							404	(519)	669	614
Adjustments to reconcile (loss) income from continuing operations to cash provided by operating activities from continuing operations:
Depreciation										10	9	17	19	19
Amortization of intangibles										0	0	0	0	0
Provision for losses on accounts receivable										(2)	(3)	5	7	16
Deferred income taxes										161	0	(272)	0	(41)
Stock-based compensation										11	15	34	33	32
Accrued legal and regulatory settlements												1,587	0	0
Other										10	0	39	10	23
Changes in operating assets and liabilities, net of effect of acquisitions and dispositions:
Accounts receivable										(23)	41	47	(4)	(53)
Prepaid and other current assets										(3)	(4)	(17)	(7)	(18)
Accounts payable and accrued expenses										(43)	(110)	(47)	18	(71)
Unearned revenue										15	(3)	26	43	(29)
Accrued legal and regulatory settlements										1,609
Other current liabilities										(3)	(8)	10	(24)	(21)
Net change in prepaid / accrued income taxes										0	3	3	(3)	0
Net change in other assets and liabilities										3	2	5	84	8
Cash provided by operating activities from continuing operations										(986)	346	918	845	479
Investing Activities:
Capital expenditures										(4)	(9)	(14)	(19)	(23)
Acquisitions, net of cash acquired										0	0	0	0	0
Proceeds from dispositions										0		0	0
Changes in short-term investments										0	0	0	0	0
Cash used for investing activities from continuing operations										(4)	(9)	(14)	(19)	(23)
Financing Activities:
Proceeds from issuance of senior notes, net										0
(Payments on) / additions to short-term debt													0	0
Payments on senior notes														0
Dividends paid to shareholders										0	0	0	0	0
Dividends and other payments paid to noncontrolling interests										0	0	0	0	0
Repurchase of treasury shares										0	0	0	0	0
Exercise of stock options										0	0	0	0	0
Contingent payments											0	0	0
Purchase of additional CRISIL shares													0
Excess tax benefits from share-based payments										0	0	0	0	0
Intercompany financing activities										990	(337)	(904)	(826)	(456)
Cash used for financing activities from continuing operations										990	(337)	(904)	(826)	(456)
Effect of exchange rate changes on cash from continuing operations										0	0	0	0	0
Cash provided by (used for) continuing operations										0	0	0	0	0
Cash provided by (used for) operating activities										0	0	0	0	0
Cash provided by (used for) investing activities												0	0	0
Cash used for financing activities													0	0
Effect of exchange rate changes on cash													0	0
Effect of change in cash and equivalents														0
Cash provided by discontinued operations										0	0	0	0	0
Net change in cash and equivalents										0	0	0	0	0
Cash and equivalents at beginning of year			0		0				0	0	0	0	0	0
Cash and equivalents at end of year	0	0		0		0				0	0	0	0	0
Non-Guarantor Subsidiaries
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net (loss) income	200			127						365	279	637	423	245
Less: income (loss) from discontinued operations											0	0	(134)	(33)
Net (loss) income from continuing operations				127							279	637	557	278
Adjustments to reconcile (loss) income from continuing operations to cash provided by operating activities from continuing operations:
Depreciation										14	13	28	27	29
Amortization of intangibles										21	22	44	46	42
Provision for losses on accounts receivable										6	4	6	14	15
Deferred income taxes										143	2	(15)	4	(6)
Stock-based compensation										15	16	35	28	37
Accrued legal and regulatory settlements												0	0	0
Other										6	11	20	18	(4)
Changes in operating assets and liabilities, net of effect of acquisitions and dispositions:
Accounts receivable										(114)	(53)	(45)	(29)	(261)
Prepaid and other current assets										(53)	4	52	(8)	21
Accounts payable and accrued expenses										(115)	(13)	0	8	91
Unearned revenue										45	30	44	49	41
Accrued legal and regulatory settlements										0
Other current liabilities										(2)	(27)	(6)	(22)	(18)
Net change in prepaid / accrued income taxes										11	(3)	(109)	30	(16)
Net change in other assets and liabilities										(96)	(34)	57	(4)	(54)
Cash provided by operating activities from continuing operations										246	251	748	718	195
Investing Activities:
Capital expenditures										(20)	(19)	(52)	(37)	(23)
Acquisitions, net of cash acquired										(2)	(16)	(71)	(47)	(177)
Proceeds from dispositions										14		20	16
Changes in short-term investments										(7)	1	15	(17)	27
Cash used for investing activities from continuing operations										(15)	(34)	(88)	(85)	(173)
Financing Activities:
Proceeds from issuance of senior notes, net										0
(Payments on) / additions to short-term debt													0	0
Payments on senior notes														0
Dividends paid to shareholders										0	0	0	0	0
Dividends and other payments paid to noncontrolling interests										(49)	(30)	(84)	(75)	(24)
Repurchase of treasury shares										0	0	0	0	0
Exercise of stock options										2	3	9	4	0
Contingent payments											(11)	(11)	(12)
Purchase of additional CRISIL shares													(214)
Excess tax benefits from share-based payments										0	0	0	0	0
Intercompany financing activities										43	(87)	(268)	(1,265)	1,025
Cash used for financing activities from continuing operations										(4)	(125)	(354)	(1,562)	1,001
Effect of exchange rate changes on cash from continuing operations										(4)	19	(68)	(9)	3
Cash provided by (used for) continuing operations										223	111	238	(938)	1,026
Cash provided by (used for) operating activities										(129)	0	0	(951)	(735)
Cash provided by (used for) investing activities												0	2,129	(199)
Cash used for financing activities													(25)	(12)
Effect of exchange rate changes on cash													1	3
Effect of change in cash and equivalents														12
Cash provided by discontinued operations										(129)	0	0	1,154	(931)
Net change in cash and equivalents										94	111	238	216	95
Cash and equivalents at beginning of year			$ 968		$ 857				$ 641	1,095	857	857	641	546
Cash and equivalents at end of year	$ 1,189	$ 1,095		$ 968		$ 857				$ 1,189	$ 968	$ 1,095	$ 857	$ 641